Material Related Party Transactions	12 Months Ended
Dec. 31, 2024
Material Related Party Transactions [Abstract]
Material related party transactions
28	Material related party transactions
The Group did not have any related party transactions in the year ended December 31, 2022, 2023 and 2024.